Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable due from a related party	$ 1,655,000	$ 2,456,000
Prepaid and other current assets due from a related party	34,123,000	34,123,000
Accounts payable	56,449,000	87,447,000
Accrued liabilities	126,461,000	138,196,000
Receipts in advance and deferred revenue	48,080,000	57,041,000
Accrued salary and benefits	60,754,000	91,485,000
Tax payables	10,612,000	16,714,000
Other short-term liabilities	114,532,000	112,568,000
Other short-term liabilities due to a related party	34,123,000	34,123,000
Long-term accounts payable	1,795,000	3,922,000
Long-term tax liabilities	200,229,000	193,918,000
Deferred tax liabilities	247,814,000	249,165,000
Other long-term liabilities	$ 340,000	$ 3,142,000
Ordinary Share, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary Share, shares authorized (in shares)	75,400,000	75,400,000
Ordinary Share, shares issued (in shares)	33,737,000	38,221,000
Ordinary Share, shares outstanding (in shares)	33,737,000	38,221,000
Treasury Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Treasury stock, shares (in shares)	0	1,129,000
Variable Interest Entity Primary Beneficiary [Member]
Accounts payable	$ 10,909,000	$ 12,325,000
Accrued liabilities	37,946,000	43,695,000
Receipts in advance and deferred revenue	40,948,000	45,844,000
Accrued salary and benefits	6,229,000	8,393,000
Tax payables	1,183,000	1,539,000
Other short-term liabilities	15,102,000	14,095,000
Long-term accounts payable	0	0
Long-term tax liabilities	13,242,000	14,465,000
Deferred tax liabilities	549,000	3,323,000
Other long-term liabilities	$ 0	$ 182,000